Deferred taxes and contributions	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Deferred taxes and contributions

19	Deferred taxes and contributions

(a)	Statement of financial position details

	December 31, 2023	December 31, 2022
Deferred tax assets
Provisions	666,131	560,404
Pension plan obligations - G1	135,231	141,606
Donations of underlying assets on concession agreements	45,140	46,088
Credit losses	182,519	199,363
Other	382,767	171,798
Total deferred tax asset	1,411,788	1,119,259

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(329,060)	(353,817)
Capitalization of borrowing costs	(465,510)	(457,669)
Profit on supply to government entities	(348,514)	(346,650)
Actuarial gain – G1 Plan	(121,425)	(93,561)
Construction margin	(40,579)	(43,323)
Borrowing costs	(8,624)	(13,517)
Total deferred tax liabilities	(1,313,712)	(1,308,537)

Deferred tax asset (liability), net	98,076	(189,278)

(b)       Realization

	December 31, 2023	December 31, 2022
Deferred tax assets
to be realized in up to 12 months	366,525	318,965
to be realized after one year	1,045,263	800,294
Total deferred tax asset	1,411,788	1,119,259
Deferred tax liabilities
to be realized in up to 12 months	(36,074)	(25,746)
to be realized after one year	(1,277,638)	(1,282,791)
Total deferred tax liabilities	(1,313,712)	(1,308,537)
Deferred tax asset/(liability)	98,076	(189,278)

(c)       Changes

Deferred tax assets	December 31, 2022	Net change	December 31, 2023
Provisions	560,404	105,727	666,131
Pension plan obligations – G1	141,606	(6,375)	135,231
Donations of underlying assets on concession agreements	46,088	(948)	45,140
Credit losses	199,363	(16,844)	182,519
Other	171,798	210,969	382,767
Total	1,119,259	292,529	1,411,788

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(353,817)	24,757	(329,060)
Capitalization of borrowing costs	(457,669)	(7,841)	(465,510)
Profit on supply to government entities	(346,650)	(1,864)	(348,514)
Actuarial gain – G1	(93,561)	(27,864)	(121,425)
Construction margin	(43,323)	2,744	(40,579)
Borrowing costs	(13,517)	4,893	(8,624)
Total	(1,308,537)	(5,175)	(1,313,712)

Deferred tax asset/(liability)	(189,278)	287,354	98,076

Deferred tax assets	December 31, 2021	Net change	December 31, 2022
Provisions	503,374	57,030	560,404
Pension plan obligations - G1	150,577	(8,971)	141,606
Donations of underlying assets on concession agreements	47,589	(1,501)	46,088
Credit losses	183,963	15,400	199,363
Other	127,092	44,706	171,798
Total	1,012,595	106,664	1,119,259

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(368,235)	14,418	(353,817)
Capitalization of borrowing costs	(404,931)	(52,738)	(457,669)
Profit on supply to government entities	(353,262)	6,612	(346,650)
Actuarial gain – G1	(109,271)	15,710	(93,561)
Construction margin	(46,079)	2,756	(43,323)
Borrowing costs	(14,556)	1,039	(13,517)
Total	(1,296,334)	(12,203)	(1,308,537)

Deferred tax liability, net	(283,739)	94,461	(189,278)

Deferred tax assets	December 31, 2020	Net change	December 31, 2021
Provisions	436,445	66,929	503,374
Pension plan obligations - G1	154,498	(3,921)	150,577
Donations of underlying asset on concession agreements	50,142	(2,553)	47,589
Credit losses	155,719	28,244	183,963
Other	134,932	(7,840)	127,092
Total	931,736	80,859	1,012,595

Deferred tax liabilities
Temporary difference in the concession of intangible asset	(388,675)	20,440	(368,235)
Capitalization of borrowing costs	(390,211)	(14,720)	(404,931)
Profit on supply to governmental entities	(356,513)	3,251	(353,262)
Actuarial (gain) – G1	(48,979)	(60,292)	(109,271)
Construction margin	(48,843)	2,764	(46,079)
Borrowing costs	(19,231)	4,675	(14,556)
Total	(1,252,452)	(43,882)	(1,296,334)

Deferred tax liabilities, net	(320,716)	36,977	(283,739)

	December 31, 2023	December 31, 2022	December 31, 2021

Opening balance	(189,278)	(283,739)	(320,716)
Net change in the year:
- corresponding entry to the income statement	315,218	78,751	97,269
- corresponding entry to valuation adjustments to equity (Note 22)	(27,864)	15,710	(60,292)

Total net change	287,354	94,461	36,977
Closing balance	98,076	(189,278)	(283,739)

(d)       Reconciliation of the effective tax rate

The amounts recorded as income tax and social contribution expenses in the consolidated financial statements are reconciled to the statutory rates, as shown below:

	December 31, 2023	December 31, 2022	December 31, 2021

Profit before income taxes	4,753,984	4,272,750	3,170,156
Statutory rate	34%	34%	34%

Estimated expense at the statutory rate	(1,616,355)	(1,452,735)	(1,077,853)
Tax benefit of interest on equity	329,017	284,920	200,073
Permanent differences
Provision – Law 4,819/1958 – G0 (i)	(38,245)	(26,786)	(22,640)
Donations	(7,046)	(16,588)	(16,723)
Tax incentives	62,510	-	-
Other differences	39,666	59,706	52,856

Income tax and social contribution	(1,230,453)	(1,151,483)	(864,287)

Current income tax and social contribution	(1,545,671)	(1,230,234)	(961,556)
Deferred income tax and social contribution	315,218	78,751	97,269
Effective rate	26%	27%	27%

(i)	Permanent difference related to the provision for the actuarial liability (See Note 22 (ii) and (v)).